Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 12,316	$ 11,539	$ 11,491	$ 12,484	$ 11,562	$ 11,300	$ 10,651	$ 10,411	$ 10,368	$ 9,575	$ 12,081
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	12,235	11,535	11,544	12,603	11,741	11,541	10,939	10,753	10,780	10,000	$ 11,933
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	1,306,969	1,223,082	1,214,985	1,317,593	1,217,909	1,188,288	1,118,815	1,091,731	1,085,816	1,000,000	$ 1,284,214
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,323	11,878	11,769	12,645	12,242	11,619	10,828	10,722	10,694	10,000	$ 12,322
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,323	11,878	11,769	12,645	12,242	11,619	10,828	10,722	10,694	10,000	$ 12,322
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	$ 1,232,267	$ 1,187,807	$ 1,176,880	$ 1,264,481	$ 1,224,206	$ 1,161,945	$ 1,082,835	$ 1,072,181	$ 1,069,438	$ 1,000,000	$ 1,232,234